Prepayment of Leases by Lessee by Selling Containers at Below-Market Prices to Company Recorded (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Subject to or Available for Operating Lease [Line Items]
Containers, net of accumulated depreciation	$ 2,916,673	$ 1,903,855
Purchase-leaseback transactions
Property Subject to or Available for Operating Lease [Line Items]
Deferred revenue-operating lease contracts	(1,039)	(7,381)
Purchase price		29,027
Purchase-leaseback transactions | Transaction 01
Property Subject to or Available for Operating Lease [Line Items]
Containers, net of accumulated depreciation		36,131
Deferred revenue-operating lease contracts		(7,104)
Purchase price		$ 29,027